Equity (Details) - CLP ($)		12 Months Ended
	Jul. 12, 2018	Dec. 31, 2018	Dec. 31, 2017
Authorized, subscribed and paid shares:
Registered shares		101,017,081,114	99,444,132,192
Shares subscribed and fully paid		101,017,081,114	99,444,132,192
Par value	$ 0	$ 0	$ 0
Capitalization of net income (in percentage)	40.00%
Increase in bank's capital	$ 147,432,502,459
Share movements
Total shares at the beginning		99,444,132,192	97,624,347,430
Capitalization of retained earnings	1,572,948,922	1,572,948,922	1,819,784,762
Total shares at the end		101,017,081,114	99,444,132,192